Stock-Based Compensation (Analysis Of Option Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Options Outstanding-beginning of year	15,185,729	15,509,978	14,581,461
Options Granted	1,338,013	1,358,175	1,393,275
Options Exercised	(4,829,892)	(1,273,598)	(189,258)
Options Expired and forfeited	(73,425)	(408,826)	(275,500)
Adjustment to options for stock split - shares	(32)	0	0
Options Outstanding-end of year	11,620,393	15,185,729	15,509,978
Options Exercisable at end of year	8,265,818	11,830,076	12,384,363
Weighted Average Exercise Price Outstanding-beginning of year	$ 34.09	$ 34.04	$ 35.60
Options granted in the period- weighted average exercise price	$ 44.37	$ 30.86	$ 16.03
Options exercised in the period - weighted average exercise price	$ 33.67	$ 29.73	$ 23.41
Options expired and forfeited in the period - weighted average exercise price	$ 39.17	$ 35.05	$ 32.88
Adjustment due to stock split, Weighted Average Exercise Price	$ 32.96	$ 0.00	$ 0.00
Weighted Average Exercise Price Outstanding-end of year	$ 35.42	$ 34.09	$ 34.04
Weighted Average Exercise Price Exercisable at end of year	$ 36.28	$ 36.10	$ 34.98